Loomis Sayles Small Cap Core Portfolio Expense Example - Loomis Sayles Small Cap Core Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,194
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,482
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	$ 1,367